Loans and Allowance for Credit Losses - Summary of Change in Nonperforming Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Period of accruing loans excluded from nonperforming assets and related ratios	90 days	90 days	90 days	90 days	90 days
GNMA loans that are 90 days past due and continue to accrue interest	$ 1,900	$ 2,500	$ 2,900	$ 3,100	$ 3,700
Foreclosed GNMA loans that continue to accrue interest and excluded from nonperforming assets	$ 267	$ 373	$ 535	$ 641	$ 527